Document and Entity Information	Feb. 04, 2022
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Feb. 04, 2022
Entity File Number	000-55402
Entity Registrant Name	Rocky Mountain Industrials, Inc.
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	46-0750094
Entity Address State Or Province	CO
Entity Address, Address Line One	4601 DTC Blvd
Entity Address, Adress Line Two	Suite 130
Entity Address, City or Town	Denver
Entity Address, Postal Zip Code	80237
City Area Code	720
Local Phone Number	614-5213
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001556179
Amendment Flag	false